CONVERTIBLE DEBT (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($) $ / shares	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Gain on change in fair value	$ 154
Interest expense		$ 936		$ 889
Convertible Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt		$ 4,000
Convertible debentures issued			$ 1
Interest rate		15.00%	15.00%
Maturity date		Sep. 27, 2024	Sep. 27, 2024
Conversion price | $ / shares			$ 1.45
Exercise price | $ / shares			$ 1.45
Gain on change in fair value		$ 154
Interest expense		224
Accounts payable and accrued liabilities	$ 115	$ 115